General & Administrative Expenses, Compensation of executives and directors (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General & Administrative Expenses [Abstract]
Cash compensation		$ 3,897	$ 3,518	$ 3,989
Pension cost		33	36	202
Share compensation	[1]	4,364	2,003	2,250
Total remuneration		$ 8,293	$ 5,556	$ 6,441

[1]	Share compensation reflects the expense recognized.